SHAREHOLDERS' EQUITY (Schedule of Stock Based Compensation Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expense	$ 4,447	$ 2,293	$ 2,718
Cost of revenues [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expense	102	164	136
Research and Development [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expense	887	488	448
Selling and Marketing [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expense	1,898	515	848
General and Administrative [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expense	$ 1,560	$ 1,126	$ 1,286